Equity - Treasury Stock - Tabular Disclosure - Value (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Equity
Balance at beginning of the year	[1]	€ 8,606	€ 7,513
Balance at end of the year		7,603	8,606	[1]
Treasury stock
Equity
Balance at beginning of the year	[1]	(135)	(153)
Balance at end of the year		(131)	(135)	[1]
Treasury stock | Class A, Ordinary shares
Equity
Balance at beginning of the year		(90)
Disposal of shares		(4)
Balance at end of the year		(86)	(90)
Treasury stock | Class B, Preference shares
Equity
Balance at beginning of the year		(45)	(63)
Disposal of shares			(18)
Balance at end of the year		€ (45)	€ (45)

[1]	(See Note 2.d)